Long-term Debt (Details Textual) - USD ($)			12 Months Ended
	Dec. 03, 2013	Feb. 04, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2002	Dec. 31, 2005
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from loans or conditional grants			$ 0	$ 19,333,000	$ 6,668,000
Secured Debt			$ 12,000,000
Percentage Of Earn Out Payment			20.00%
Percentage Of Commitment			100.00%
Business Acquisition, Commitment Amount			$ 1,000,000
Debt Financing Facility Agreement Amount	$ 5,000,000
Fair Value Inputs, Discount Rate			20.00%	20.00%
Fair Value Inputs, Cap Rate				100.00%
Interest Expense, Total			$ 5,747,000	$ 2,602,000	$ 118,000
American Depository Shares [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			3,300,000
Oseo Anvar [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from loans or conditional grants			$ 1,927,000	$ 2,553,000
French Ministry Of Research [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Proceeds from loans or conditional grants						$ 464,000
Long Term Debt Advance, Remaining amount							$ 1,707,000
Facility Agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt Financing Facility Agreement Amount	$ 15,000,000	$ 15,000,000
Long Term Debt, Repayment Of Principal In First Year		10.00%
Long Term Debt, Repayment Of Principal In Second Year		20.00%
Long Term Debt, Repayment Of Principal In Third Year	100.00%	30.00%
Long Term Debt, Repayment Of Principal In Fourth Year		40.00%
Fund Raised From Debt Financing Facility	$ 5,000,000	$ 12,400,000	$ 2,800,000
Premium On Reimbursement		2,600,000
Debt Repayment Term	Jan. 01, 2017
Initial Loan Amount	$ 5,000,000
Additional Loan Amount	5,000,000
Debt Financing Nominal Value	5,000,000
Royalty Agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Fund Raised From Debt Financing Facility	$ 2,200,000	$ 2,600,000
Long Term Debt Repayment Percentage	0.834%	1.75%
Amortized Cost Effective Rate	41.00%		23.00%
Debt Repayment Term	Dec. 31, 2024		Dec. 31, 2024
Deerfield Facility agreement [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt Instrument, Maturity Date		Mar. 24, 2014
Broadfin Healthcare Master Fund Ltd [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Debt Instrument, Maturity Date	Mar. 24, 2014